Disclosure of detailed information about exploration and evaluation asset expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance at beginning of period	$ 13,994,090	$ 4,160,633
Expenditures	18,389,963	9,909,844
Recovery of exploration and evaluation expenditures	(126,007)
Impairment (note 5)	(642,283)	(76,387)
Balance at end of period	31,615,763	13,994,090
Cruz de Mayo Project, Sonora, Mexico [Member]
Statements [Line Items]
Balance at beginning of period	28,699	95,882
Expenditures	68,789	9,204
Recovery of exploration and evaluation expenditures	0
Impairment (note 5)	(97,488)	(76,387)
Balance at end of period	0	28,699
Guadalupe [Member]
Statements [Line Items]
Balance at beginning of period	535,545	508,805
Expenditures	0	26,740
Recovery of exploration and evaluation expenditures	(126,007)
Impairment (note 5)	0	0
Balance at end of period	409,538	535,545
Huasabas [Member]
Statements [Line Items]
Balance at beginning of period	354,136	353,022
Expenditures	3,586	1,114
Recovery of exploration and evaluation expenditures	0
Impairment (note 5)	(357,722)	0
Balance at end of period	0	354,136
Las Chispas, Sonora, Mexico [Member]
Statements [Line Items]
Balance at beginning of period	12,940,924	3,129,247
Expenditures	18,265,301	9,811,677
Recovery of exploration and evaluation expenditures	0
Impairment (note 5)	0	0
Balance at end of period	31,206,225	12,940,924
Other [Member]
Statements [Line Items]
Balance at beginning of period	134,786	73,677
Expenditures	52,287	61,109
Recovery of exploration and evaluation expenditures	0
Impairment (note 5)	(187,073)	0
Balance at end of period	$ 0	$ 134,786